Contingent and Deferred Consideration Payable - Schedule of Contingent Consideration Payable (Details) $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Contingent And Deferred Consideration Payable [Abstract]
Beginning balance	$ 18,706
Payments made during the period	(7,755)
Additions in The period	0
Fair value loss and other	(126)
Ending balance	10,825
Current	10,183
Non-current	$ 642